United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 06/30/2007

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     August 13, 2007
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Entry Total: 250937
                                        (Thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     4265    49142 SH       SOLE                                      49142
A F L A C Inc.                 COM              001055102     6287   122321 SH       SOLE                                     122321
Abbott Laboratories            COM              002824100      456     8519 SH       SOLE                                       8519
Alberto Culver                 COM              013068101     2578   108695 SH       SOLE                                     108695
American International Group   COM              026874107     4950    70681 SH       SOLE                                      70681
Anheuser Busch Co. Inc.        COM              035229103     5021    96258 SH       SOLE                                      96258
Aqua America                   COM              03836w103      689    30638 SH       SOLE                                      30638
Artesian Resources Corp.  Clas COM              043113208      716    37436 SH       SOLE                                      37436
Automatic Data Processing      COM              053015103     4657    96080 SH       SOLE                                      96080
BP plc                         COM              055622104     1353    18758 SH       SOLE                                      18758
Berkshire Hathaway Class B     COM              084670207     3064      850 SH       SOLE                                        850
Best Buy Company, Inc.         COM              086516101      430     9215 SH       SOLE                                       9215
Black & Decker Corp            COM              091797100     7373    83491 SH       SOLE                                      83491
Boeing Co.                     COM              097023105     8354    86880 SH       SOLE                                      86880
Bristol Myers Squibb Co.       COM              110122108      230     7279 SH       SOLE                                       7279
CBS                            COM              124857202     2939    88219 SH       SOLE                                      88219
Campbell Soup                  COM              134429109     1231    31715 SH       SOLE                                      31715
Colgate Palmolive              COM              194162103     4729    72918 SH       SOLE                                      72918
Conoco Phillips                COM              20825C104      248     3160 SH       SOLE                                       3160
Cooper Industries Inc.         COM              216648402     7444   130398 SH       SOLE                                     130398
D.R. Horton Inc.               COM              23331a109     2201   110458 SH       SOLE                                     110458
Diebold Incorporated           COM              253651103     1163    22275 SH       SOLE                                      22275
Dow Chemical Co                COM              260543103      426     9638 SH       SOLE                                       9638
DuPont                         COM              263534109     6848   134687 SH       SOLE                                     134687
Exxon Mobil Corp.              COM              30231g102    12057   143737 SH       SOLE                                     143737
FedEx Corporation              COM              31428x106     9731    87693 SH       SOLE                                      87693
Federal National Mortgage Asso COM              313586109      705    10785 SH       SOLE                                      10785
First American Corporation     COM              318522307     7103   143496 SH       SOLE                                     143496
Fortune Brands Inc.            COM              349631101     7672    93135 SH       SOLE                                      93135
Freddie Mac                    COM              313400301      509     8385 SH       SOLE                                       8385
General Electric Co.           COM              369604103    10036   262183 SH       SOLE                                     262183
GlaxoSmithKline ADR            COM              37733w105     5883   112341 SH       SOLE                                     112341
H&R Block                      COM              093671105     1462    62545 SH       SOLE                                      62545
H.J. Heinz Co.                 COM              423074103     5785   121871 SH       SOLE                                     121871
Harley Davidson                COM              412822 10      446     7480 SH       SOLE                                       7480
Hershey Company                COM              427866108      999    19739 SH       SOLE                                      19739
Home Depot, Inc.               COM              437076102     6827   173500 SH       SOLE                                     173500
Illinois Tool Works Inc        COM              452308109     1117    20620 SH       SOLE                                      20620
International Business Machine COM              459200101    10266    97540 SH       SOLE                                      97540
Iron Mountain Inc.             COM              462846106      238     9112 SH       SOLE                                       9112
J P Morgan Chase & Co.         COM              46625h100     5605   115687 SH       SOLE                                     115687
Johnson & Johnson, Inc.        COM              478160104     8388   136128 SH       SOLE                                     136128
Lehman Brothers                COM              524908100      776    10242 SH       SOLE                                      10242
Liberty Media Capital A        COM              53071M401      231     1962 SH       SOLE                                       1962
Liberty Media Interactive A    COM              53071M104     2156    96550 SH       SOLE                                      96550
Mc Donalds Corp.               COM              580135101     3078    60644 SH       SOLE                                      60644
McCormick & Co.                COM              579780206     1564    40965 SH       SOLE                                      40965
Medtronic Inc.                 COM              585055106     4058    78246 SH       SOLE                                      78246
Merck & Co.                    COM              589331107      475     9539 SH       SOLE                                       9539
Microsoft                      COM              594918104     7632   258975 SH       SOLE                                     258975
Pepsico                        COM              713448108     4826    74414 SH       SOLE                                      74414
Pfizer                         COM              717081103     3261   127536 SH       SOLE                                     127536
Pinnacle West Capital Corp     COM              723484101      631    15835 SH       SOLE                                      15835
Proctor & Gamble               COM              742718109     3006    49134 SH       SOLE                                      49134
Progressive Corp               COM              743315103     2310    96515 SH       SOLE                                      96515
RPM Inc.                       COM              749685103     5336   230913 SH       SOLE                                     230913
Royal Dutch Shell ADR          COM              780257804      696     8575 SH       SOLE                                       8575
Sally Beauty Holdings          COM              79546e104      460    51093 SH       SOLE                                      51093
South Jersey Industries        COM              838518108     1674    47305 SH       SOLE                                      47305
Southern Company               COM              842587107     4837   141071 SH       SOLE                                     141071
Tiffany & Co.                  COM              886547 10      497     9375 SH       SOLE                                       9375
UGI Corp                       COM              902681105     3049   111752 SH       SOLE                                     111752
Unitedhealth Group Inc.        COM              91324P102     3050    59646 SH       SOLE                                      59646
Valley National Bancorp        COM              919794107     2428   107939 SH       SOLE                                     107939
Verizon Communications         COM              92343v104     3868    93946 SH       SOLE                                      93946
Viacom Class B                 COM              92553p201     1319    31677 SH       SOLE                                      31677
Wal Mart                       COM              931142103     1083    22511 SH       SOLE                                      22511
Washington Mutual Inc.         COM              939322103     3567    83656 SH       SOLE                                      83656
William Wrigley Jr. Co.        COM              982526105      340     6140 SH       SOLE                                       6140
General Growth Properties, Inc COM              370021107     5836   110224 SH       SOLE                                     110224
UMH Properties Inc.            COM              911024107     2046   144200 SH       SOLE                                     144200
Washington Real Estate Investm COM              939653101     4364   128345 SH       SOLE                                     128345